Components of Long-term Debt (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Debt Instrument [Line Items]
Total face value		$ 51,221	$ 52,866
Unamortized discount and issuance costs		(1,227)	(438)
Hedge fair value adjustments	[1]	(81)	(106)
Premium on debt exchange		(4,976)	(5,085)
Total debt		44,937	47,237
Current portion of long-term debt		(2,249)	(5,247)
Long-term debt		$ 42,688	41,990
2009 Issuance of $3.8 billion
Debt Instrument [Line Items]
Maturities (calendar year)		2039
Stated Interest Rate		5.20%
Effective Interest Rate		5.24%
Total face value		$ 520	520
2010 Issuance of $4.8 billion
Debt Instrument [Line Items]
Maturities (calendar year)		2040
Stated Interest Rate		4.50%
Effective Interest Rate		4.57%
Total face value		$ 486	486
2011 Issuance of $2.3 billion
Debt Instrument [Line Items]
Maturities (calendar year)		2041
Stated Interest Rate		5.30%
Effective Interest Rate		5.36%
Total face value		$ 718	718
2012 Issuance of $2.3 billion
Debt Instrument [Line Items]
Maturities (calendar year)		2042
Stated Interest Rate		3.50%
Effective Interest Rate		3.57%
Total face value		$ 454	454
2013 Issuance of $5.2 billion
Debt Instrument [Line Items]
Maturities (calendar year)		2043
Total face value		$ 314	1,814
2013 Issuance of $5.2 billion | Minimum
Debt Instrument [Line Items]
Stated Interest Rate		3.75%
Effective Interest Rate		3.83%
2013 Issuance of $5.2 billion | Maximum
Debt Instrument [Line Items]
Stated Interest Rate		4.88%
Effective Interest Rate		4.92%
2013 Issuance of €4.1 billion
Debt Instrument [Line Items]
Total face value		$ 2,465	2,509
2013 Issuance of €4.1 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)		2028
Stated Interest Rate		2.63%
Effective Interest Rate		2.69%
2013 Issuance of €4.1 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)		2033
Stated Interest Rate		3.13%
Effective Interest Rate		3.22%
2015 Issuance of $23.8 billion
Debt Instrument [Line Items]
Total face value		$ 9,805	9,805
2015 Issuance of $23.8 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)		2025
Stated Interest Rate		2.70%
Effective Interest Rate		2.77%
2015 Issuance of $23.8 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)		2055
Stated Interest Rate		4.75%
Effective Interest Rate		4.78%
2016 Issuance of $19.8 billion
Debt Instrument [Line Items]
Total face value		$ 7,930	9,430
2016 Issuance of $19.8 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)		2026
Stated Interest Rate		2.40%
Effective Interest Rate		2.46%
2016 Issuance of $19.8 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)		2056
Stated Interest Rate		3.95%
Effective Interest Rate		4.03%
2017 Issuance of $17.1 billion
Debt Instrument [Line Items]
Total face value	[2]	$ 6,833	8,945
2017 Issuance of $17.1 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)	[2]	2026
Stated Interest Rate	[2]	3.30%
Effective Interest Rate	[2]	3.38%
2017 Issuance of $17.1 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)	[2]	2057
Stated Interest Rate	[2]	4.50%
Effective Interest Rate	[2]	5.49%
2020 Issuance of $10.1 billion
Debt Instrument [Line Items]
Total face value	[2]	$ 10,111	10,000
2020 Issuance of $10.1 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)	[2]	2030
Stated Interest Rate	[2]	1.35%
Effective Interest Rate	[2]	2.53%
2020 Issuance of $10.1 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)	[2]	2060
Stated Interest Rate	[2]	2.68%
Effective Interest Rate	[2]	5.43%
2021 issuance of $8.2 billion
Debt Instrument [Line Items]
Total face value		$ 8,185	8,185
2021 issuance of $8.2 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)		2052
Stated Interest Rate		2.92%
Effective Interest Rate		2.92%
2021 issuance of $8.2 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)		2062
Stated Interest Rate		3.04%
Effective Interest Rate		3.04%
2023 issuance of $0.1 billion
Debt Instrument [Line Items]
Total face value	[2]	$ 56	0
2023 issuance of $0.1 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)	[2]	2026
Stated Interest Rate	[2]	1.35%
Effective Interest Rate	[2]	5.16%
2023 issuance of $0.1 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)	[2]	2050
Stated Interest Rate	[2]	4.50%
Effective Interest Rate	[2]	5.49%
2024 issuance of $3.3 billion
Debt Instrument [Line Items]
Total face value	[2]	$ 3,344	$ 0
2024 issuance of $3.3 billion | Minimum
Debt Instrument [Line Items]
Maturities (calendar year)	[2]	2026
Stated Interest Rate	[2]	1.35%
Effective Interest Rate	[2]	5.16%
2024 issuance of $3.3 billion | Maximum
Debt Instrument [Line Items]
Maturities (calendar year)	[2]	2050
Stated Interest Rate	[2]	4.50%
Effective Interest Rate	[2]	5.49%

[1]	Refer to Note 5 – Derivatives for further information on the interest rate swaps related to fixed-rate debt.
[2]	Includes $3.6 billion of debt at face value related to the Activision Blizzard acquisition, the majority of which was exchanged for Microsoft registered securities in June 2024. See Note 8 – Business Combinations for further information.